Stockholders' Equity (Deficit) - Schedule of Warrant Activity (Details) (10-K) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Stockholders' Equity Note [Abstract]
Number of warrant, Outstanding Beginning	24,290,866	25,015,866
Number of warrant, Granted
Number of warrant, Exercised
Number of warrant, Canceled/Forfeited	(544,000)	(725,000)
Number of warrant Outstanding Ending	23,746,866	24,290,866
Weighted average exercise price Outstanding Beginning	$ 1.14	$ 1.27
Weighted average exercise price, Granted
Weighted average exercise price, Exercised
Weighted average exercise price, Canceled/Forfeited	2.11	4.50
Weighted average exercise price, Outstanding Ending	$ 1.12	$ 1.14
Weighted Average Remaining life, Beginning	4 years 10 months 3 days	5 years 9 months 29 days
Weighted average remaining life, Granted	0 years	0 years
Weighted average remaining life, Exercised	0 years	0 years
Weighted average remaining life, Canceled/Forfeited	0 years	0 years
Weighted average remaining life, Ending	3 years 8 months 26 days	4 years 10 months 3 days